Accrued and Other Expenses - Schedule of Accrued and Other Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables And Accruals [Abstract]
Employee related expenses	$ 228	$ 216	$ 473
Accrued construction	242	917	3,440
Accrued real estate taxes	516		200
Accrued legal expenses	641	99	73
Accrued professional fees	587	139	400
Accrued freight and delivery charges	200	162	247
Accrued site work			27
Accrued revolving credit facility interest	225	701	699
Derivative liability		455
Other accrued liabilities	829	1,089	791
Total accrued and other expenses	$ 3,468	$ 3,778	$ 6,350